Equity in Net Earnings of Affiliates - Schedule of Carrying Amount of Equity Method Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 668,707	$ 648,780	[1]
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	482,397	507,182
Golar Power
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	174,073	126,534
OneLNG
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	7,074	10,200
ECGS
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 5,163	$ 4,864

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of June 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held and used in the consolidated balance sheets. See note 2.